Fair Value Measurements (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Financial Assets and Liabilities not Carried at Fair Value
Financial Assets and Liabilities not carried at Fair Value
1

(millions of Canadian dollars)			As at
	October 31, 2022		October 31, 2021
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$256,362	$244,523	$208,559	$207,927
Other debt securities	86,412	81,913	60,380	60,525
Total debt securities at amortized cost, net of allowance for credit losses	342,774	326,436	268,939	268,452
Total loans, net of allowance for loan losses	831,043	810,912	722,622	725,177
Total financial assets not carried at fair value	$1,173,817	$1,137,348	$991,561	$993,629

FINANCIAL LIABILITIES
Deposits	$1,229,970	$1,218,552	$1,125,125	$1,124,762
Securitization liabilities at amortized cost	15,072	14,366	15,262	15,202
Subordinated notes and debentures	11,290	10,853	11,230	11,838
Total financial liabilities not carried at fair value	$1,256,332	$1,243,771	$1,151,617	$1,151,802

1	This table excludes financial assets and liabilities where the carrying value approximates their fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2021	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at October 31 2022	Change in unrealized gains (losses) on instruments still held 5
		Included in income 1	Included in OCI 2,3	Purchases/ Issuances	Sales/ Settlements 4	Into Level 3	Out of Level 3

FINANCIAL ASSETS
Trading loans, securities, and other
Other debt securities	$6	$1	$–	$5	$(15)	$57	$(5)	$49	$–

Equity securities	33	–	–	24	(57)	–	–	–	–

	39	1	–	29	(72)	57	(5)	49	–
Non-trading financial assets at fair value through profit or loss
Securities	760	95	–	193	(89)	–	(114)	845	8

Loans	3	–	–	–	(3)	–	–	–	–

	763	95	–	193	(92)	–	(114)	845	8
Financial assets at fair value through other comprehensive income
Other debt securities	64	–	4	–	(8)	–	–	60	–

Equity securities	1,609	–	86	636	146	–	–	2,477	78
	$1,673	$–	$90	$636	$138	$–	$–	$2,537	$78

FINANCIAL LIABILITIES

Trading deposits 6	$(141)	$40	$–	$(324)	$3	$(11)	$17	$(416)	$31
Derivatives 7
Interest rate contracts	(88)	(93)	–	–	7	–	18	(156)	(52)
Foreign exchange contracts	7	(4)	–	–	–	1	–	4	2
Equity contracts	(82)	(5)	–	–	–	3	25	(59)	23

Commodity contracts	31	58	–	–	(62)	–	–	27	21

	(132)	(44)	–	–	(55)	4	43	(184)	(6)

Financial liabilities designated at fair value through profit or loss	(76)	(238)	–	(337)	607	–	–	(44)	(238)
Obligations related to securities sold short	(9)	–	–	–	9	–	–	–	–

	Fair value as at November 1 2020	Total realized and unrealized gains (losses)			Movements		Transfers	Fair value as at October 31 2021	Change in unrealized gains (losses) on instruments still held 5
		Included in income 1	Included in OCI 2,3	Purchases/ Issuances	Sales/ Settlements 4	Into Level 3	Out of Level 3

FINANCIAL ASSETS
Trading loans, securities, and other
Government and government-related securities	$16	$2	$–	$–	$(18)	$1	$(1)	$–	$–

Other debt securities	3	–	–	23	(3)	7	(24)	6	–
Equity securities	–	–	–	33	–	–	–	33	–

	19	2	–	56	(21)	8	(25)	39	–
Non-trading financial assets at fair value through profit or loss
Securities	571	130	–	140	(81)	–	–	760	76

Loans	3	–	–	–	–	–	–	3	–

	574	130	–	140	(81)	–	–	763	76
Financial assets at fair value through other comprehensive income
Other debt securities	20	–	4	–	–	40	–	64	4

Equity securities	1,579	–	32	161	(163)	–	–	1,609	20

	$1,599	$–	$36	$161	$(163)	$40	$–	$1,673	$24

FINANCIAL LIABILITIES

Trading deposits 6	$(4,649)	$(999)	$–	$(790)	$2,636	$(7)	$3,668	$(141)	$(5)
Derivatives 7
Interest rate contracts	(96)	(9)	–	–	17	–	–	(88)	7
Foreign exchange contracts	2	5	–	–	–	1	(1)	7	6
Equity contracts	(707)	(729)	–	(36)	235	3	1,152	(82)	52

Commodity contracts	(18)	55	–	–	(6)	–	–	31	32

	(819)	(678)	–	(36)	246	4	1,151	(132)	97

Financial liabilities designated at fair value through profit or loss	(24)	(51)	–	(263)	262	–	–	(76)	(44)
Obligations related to securities sold short	–	–	–	(8)	(1)	(1)	1	(9)	–

1	Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Consolidated Statement of Income.
2	Other comprehensive income.
3	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 7 for further details.
4	Includes foreign exchange.
5	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
6	Issuances and repurchases of trading deposits are reported on a gross basis.
7
Consists of derivative assets of $50 million (October 31, 2021/November 1, 2021 – $47 million; November 1, 2020 – $381 million) and derivative liabilities of $234 million (October 31, 2021/November 1, 2021 – $179 million; November 1, 2020 – $1,200 million), which have been netted in this table for presentation purposes only.

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)

Valuation Techniques and Inputs Used in the Fair Value Measurement of Level 3 Assets and Liabilities
									As at
				October 31, 2022		October 31, 2021
	Valuation technique	Significant unobservable inputs (Level 3)		Lower range	Upper range	Lower range		Upper range	Unit
Government and government-related securities	Market comparable	Bond price equivalent		–	100	n/a	1	n/a	points

Other debt securities	Market comparable	Bond price equivalent		–	102	–		102	points

Equity securities 2	Market comparable	New issue price		100	100	100		100	%
	Discounted cash flow	Discount rate		–	–	9		9	%
	Market comparable	Price equivalent		128	145	35		36	%

Non-trading financial assets at fair value through profit or loss	Market comparable	New issue price		100	100	100		100	%
	Discounted cash flow	Discount rates		9	9	11		13	%
	EBITDA multiple	Earnings multiple		–	20.0	2.8		20.0	times
	Price-based	Net Asset Value	3	n/a	n/a	n/a		n/a

Derivatives
Interest rate contracts	Discounted cash flow	Inflation rate swap curve		–	3	1		3	%
	Option model	Funding ratio		65	75	60		75	%

Foreign exchange contracts	Option model	Currency-specific volatility		8	17	4		33	%

Equity contracts	Option model	Price correlation		–	95	–		93	%
		Quanto correlation		–	68	10		15	%
		Dividend yield		–	7	–		7	%
		Equity volatility		13	76	27		240	%

Commodity contracts	Option model	Quanto correlation		(67)	(47)	(67)		(47)%
		Swaption correlation		n/a	n/a	n/a		n/a	%

Trading deposits	Option model	Price correlation		n/a	n/a	–		93	%
		Quanto correlation		n/a	n/a	n/a		n/a	%
		Dividend yield		–	5	–		2	%
		Equity volatility		99	99	22		114	%
	Swaption model	Currency-specific volatility		55	821	35		484	%

Financial liabilities designated at fair value through profit or loss	Option model	Funding ratio		6	65	3		89	%

Obligations related to securities sold short	Market comparable	Bond Price Equivalent		n/a	n/a	100		100	points
	New issue price	New issue price		n/a	n/a	100		100	%

1	Not applicable.
2
Common shares exclude the fair value of Federal Reserve stock and Federal Home Loan Bank stock of $1.7 billion (October 31, 2021 – $1.5 billion) which are redeemable by the issuer at cost which approximates fair value. These securities cannot be traded in the market, hence, these securities have not been subjected to the sensitivity analysis.

3	Net asset value information for private funds has not been disclosed due to the wide range in prices for these instruments.

Schedule of Sensitivity Analysis of Level 3 Financial Assets and Liabilities

Sensitivity Analysis of Level 3 Financial Assets and Liabilities
(millions of Canadian dollars)			As at
	October 31, 2022		October 31, 2021
	Impact to net assets		Impact to net assets
	Decrease in fair value	Increase in fair value	Decrease in fair value	Increase in fair value
FINANCIAL ASSETS
Non-trading financial assets at fair value through profit or loss
Securities	$115	$42	$92	$38

Financial assets at fair value through other comprehensive income
Equity securities	22	8	16	7

FINANCIAL LIABILITIES
Trading deposits	1	1	–	–
Derivatives
Interest rate contracts	15	21	12	10
Equity contracts	2	2	2	1
	17	23	14	11
Financial liabilities designated at fair value through profit or loss	7	7	9	13
Total	$162	$81	$131	$69

Summary of Aggregate Difference between Transaction Price and Valuation Technique
The following table summarizes the aggregate difference yet to be recognized in net income due to the difference between the transaction price and the amount determined using valuation techniques with significant non-observable
inputs at initial recognition.

(millions of Canadian dollars)	For the years ended October 31
	2022	2021
Balance as at beginning of year	$32	$36
New transactions	(13)	47
Recognized in the Consolidated Statement of Income during the year	(10)	(51)
Balance as at end of year	$9	$32

At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at October 31, 2022 and October 31, 2021.

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars)								As at
	October 31, 2022				October 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other 1
Government and government-related securities
Canadian government debt
Federal	$620	$9,042	$–	$9,662	$294	$10,902	$–	$11,196
Provinces	–	7,706	–	7,706	–	8,326	–	8,326
U.S. federal, state, municipal governments, and agencies debt	2	23,466	–	23,468	–	13,241	–	13,241
Other OECD government-guaranteed debt	–	8,341	–	8,341	–	7,785	–	7,785
Mortgage-backed securities	–	2,109	–	2,109	–	1,500	–	1,500
Other debt securities
Canadian issuers	–	6,604	–	6,604	–	5,970	–	5,970
Other issuers	–	12,344	49	12,393	–	12,389	6	12,395
Equity securities	44,424	32	–	44,456	59,933	158	33	60,124
Trading loans	–	11,749	–	11,749	–	12,405	–	12,405
Commodities	16,084	1,149	–	17,233	13,919	720	–	14,639
Retained interests	–	5	–	5	–	9	–	9
	61,130	82,547	49	143,726	74,146	73,405	39	147,590
Non-trading financial assets at fair value through profit or loss
Securities	228	6,608	845	7,681	166	6,127	760	7,053
Loans	–	3,265	–	3,265	–	2,334	3	2,337
	228	9,873	845	10,946	166	8,461	763	9,390
Derivatives
Interest rate contracts	167	23,699	–	23,866	12	10,277	1	10,290
Foreign exchange contracts	35	72,006	5	72,046	26	35,786	7	35,819
Credit contracts	–	56	–	56	–	57	–	57
Equity contracts	4	4,303	–	4,307	3	5,359	–	5,362
Commodity contracts	634	2,919	45	3,598	365	2,495	39	2,899
	840	102,983	50	103,873	406	53,974	47	54,427
Financial assets designated at fair value through profit or loss
Securities 1	–	5,039	–	5,039	–	4,564	–	4,564
	–	5,039	–	5,039	–	4,564	–	4,564
Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	16,368	–	16,368	–	12,519	–	12,519
Provinces	–	20,240	–	20,240	–	18,143	–	18,143
U.S. federal, state, municipal governments, and agencies debt	–	11,559	–	11,559	–	19,300	–	19,300
Other OECD government-guaranteed debt	–	1,682	–	1,682	–	6,564	–	6,564
Mortgage-backed securities	–	1,033	–	1,033	–	1,254	–	1,254
Other debt securities
Asset-backed securities	–	4,440	–	4,440	–	6,981	–	6,981
Corporate and other debt	–	8,621	60	8,681	–	8,040	64	8,104
Equity securities	840	2	2,477	3,319	2,989	1	1,609	4,599
Loans	–	2,353	–	2,353	–	1,602	–	1,602
	840	66,298	2,537	69,675	2,989	74,404	1,673	79,066
Securities purchased under reverse repurchase agreements	–	7,450	–	7,450	–	7,992	–	7,992
FINANCIAL LIABILITIES
Trading deposits	–	23,389	416	23,805	–	22,750	141	22,891
Derivatives
Interest rate contracts	112	19,010	156	19,278	14	11,580	89	11,683
Foreign exchange contracts	23	62,378	1	62,402	28	35,146	–	35,174
Credit contracts	–	152	–	152	–	347	–	347
Equity contracts	–	5,804	59	5,863	–	7,932	82	8,014
Commodity contracts	234	3,186	18	3,438	300	1,596	8	1,904
	369	90,530	234	91,133	342	56,601	179	57,122
Securitization liabilities at fair value	–	12,612	–	12,612	–	13,505	–	13,505
Financial liabilities designated at fair value through profit or loss	–	162,742	44	162,786	–	113,912	76	113,988
Obligations related to securities sold short 1	2,909	42,596	–	45,505	2,015	40,360	9	42,384
Obligations related to securities sold under repurchase agreements	–	9,509	–	9,509	–	5,126	–	5,126

1	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities
The following table presents the levels within the fair value hierarchy for each of the financial assets and liabilities not carried at fair value as at October 31, 2022 and October 31, 2021, but for which fair value is disclosed.

Fair Value Hierarchy for Assets and Liabilities not carried at Fair Value 1
(millions of Canadian dollars)	As at
	October 31, 2022				October 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$–	$244,513	$10	$244,523	$20	$207,897	$10	$207,927
Other debt securities	–	81,912	1	81,913	–	60,524	1	60,525
Total debt securities at amortized cost, net of allowance for credit losses	–	326,425	11	326,436	20	268,421	11	268,452
Total loans, net of allowance for loan losses	–	261,618	549,294	810,912	–	251,034	474,143	725,177
Total assets with fair value disclosures	$–	$588,043	$549,305	$1,137,348	$20	$519,455	$474,154	$993,629

LIABILITIES
Deposits	$–	$1,218,552	$–	$1,218,552	$–	$1,124,762	$–	$1,124,762
Securitization liabilities at amortized cost	–	14,366	–	14,366	–	15,202	–	15,202
Subordinated notes and debentures	–	10,853	–	10,853	–	11,838	–	11,838
Total liabilities with fair value disclosures	$–	$1,243,771	$–	$1,243,771	$–	$1,151,802	$–	$1,151,802

1	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.